INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Loss	$ (54,998)	$ (10,222)
Adjustments to profit or loss items:
Depreciation and amortization	1,362	1,129
Share listing expense	46,717
Change in fair value of warrants	(7,404)
Changes in the fair value of contingent consideration	(903)	(129)
Share-based compensation	1,128	732
Finance expenses (income), net	(1,206)	264
Taxes on income	3	38
Adjustments to profit or loss items	39,697	2,034
Changes in asset and liability items:
Decrease (increase) in user funds	(189)	2,691
Increase (decrease) in user accounts	189	(2,691)
Increase in other receivables and prepaid expenses	(1,085)	(164)
Increase in trade receivables	(239)	(328)
Increase in trade payables	309	773
Increase (decrease) in accrued severance pay, net	(12)	85
Increase (decrease) in accrued expenses and other payables	(2,902)	1,024
Changes in asset and liability items	(3,929)	1,390
Cash paid and received during the period for:
Interest received (paid), net	475	(161)
Taxes paid	(54)	(44)
Total Cash paid and received	421	(205)
Net cash used in operating activities	(18,809)	(7,003)
Cash flows from investing activities:
Purchase of property and equipment	(68)	(169)
Proceeds from sale of property and equipment	1
Acquisition of subsidiaries, net of cash acquired		(4,183)
Payment of payables for previous acquisition of a subsidiary	(136)	(156)
Increase in other long-term assets	(347)	(481)
Purchase of short-term investments, net	(30,920)
Investment in short-term bank deposit	(20,000)
Net cash used in investing activities	(51,470)	(4,989)
Cash flows from financing activities:
Proceeds from the issuance of share capital and warrants net of transaction costs	76,044
Repayment of lease liabilities	(287)	(312)
Repayment of short-term bank loan and credit	(2,504)
Exercise of options	19	31
Net cash provided by (used in) financing activities	73,272	(281)
Exchange differences on balances of cash and cash equivalents	(191)	(371)
Increase (decrease) in cash and cash equivalents	2,802	(12,644)
Cash and cash equivalents at the beginning of the period	6,492	25,079
Cash and cash equivalents at the end of the period	9,294	12,435
Acquisition of an initially consolidated subsidiary:
Working capital (excluding cash and cash equivalents)		(992)
Other receivables		163
Property and equipment		12
Intangible assets		5,734
Goodwill		7,607
Shares issued		(6,573)
Contingent consideration		(1,768)
Acquisition of subsidiaries, net of cash acquired		4,183
Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	161	$ 74
Issuance of shares for previous acquisition of a subsidiary	$ 113